Basic and Diluted Loss Per Share - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants
Basic and Diluted Loss Per Share
Anti-dilutive shares	2,743,093	2,732,618	2,228,076